Stock-Based Compensation Plan (Tables)	9 Months Ended
Sep. 30, 2014
Stock-Based Compensation Plan [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expense for stock options and restricted stock units (“RSUs”) was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Cost of sales	$1,282	$793	$3,228	$2,059
Research and development, net	1,098	821	2,921	2,567
Selling, general and administrative	5,217	4,998	15,262	12,837
Total stock-based compensation expenses	$7,597	$6,612	$21,411	$17,463

Summary of Stock Options Activity

        A summary of stock option activity for the nine months ended September 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2014	2,007,433	$29.66
Granted	239,759	74.49
Exercised	(532,547)	14.20
Forfeited	(36,543)	50.88
Options outstanding as of September 30, 2014	1,678,102	$40.50
Exercisable options as of September 30, 2014	813,413	$21.32